Interim Condensed Consolidated Statements of Income and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Revenues:
Products	$ 6,578	$ 7,147	$ 13,637	$ 13,829	$ 26,182
Services	13,162	12,894	26,986	25,243	51,973
Total revenues	19,740	20,041	40,623	39,072	78,155
Cost of revenues:
Products	3,963	4,477	8,188	8,753	16,073
Services	5,438	5,258	11,148	10,621	21,914
Total cost of revenues	9,401	9,735	19,336	19,374	37,987
Gross profit	10,339	10,306	21,287	19,698	40,168
Operating expenses:
Research and development	1,122	1,017	2,359	1,987	4,051
Selling and marketing	3,677	3,456	7,545	6,761	14,038
General and administrative	2,661	2,886	5,548	5,634	11,275
Amortization of intangible assets	121	113	248	226	463
One time acquisition related costs			262		32
Total operating expenses	7,581	7,472	15,962	14,608	29,859
Operating income	2,758	2,834	5,325	5,090	10,309
Financial expenses, net	332	259	666	419	1,004
Other expenses, net			15		5
Income before taxes on income	2,426	2,575	4,644	4,671	9,300
Taxes on income	501	609	950	1,138	(7,221)
Net income	1,925	1,966	3,694	3,533	16,521
Other comprehensive income (loss):
Currency translation adjustments of foreign operations	(4,222)	708	(4,602)	3,156	3,293
Total comprehensive income (loss)	(2,297)	2,674	(908)	6,689	19,814
Profit (loss) attributable to:
Pointer Telocation Ltd.'s shareholders	1,925	1,969	3,697	3,527	16,518
Non-controlling interests		(3)	(3)	6	3
Net income	$ 1,925	$ 1,966	$ 3,694	$ 3,533	$ 16,521
Earnings per share attributable to Pointer Telocation Ltd.'s shareholders:
Basic net earnings per share	$ 0.24	$ 0.24	$ 0.46	$ 0.44	$ 2.07
Diluted net earnings per share	$ 0.23	$ 0.24	$ 0.44	$ 0.44	$ 2.03
Weighted average - Basic number of shares	8,073,665	7,978,102	8,066,698	7,942,957	7,997,684
Weighted average - fully diluted number of shares	8,294,562	8,111,119	8,257,968	8,070,953	8,130,566